Capital lease obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Lease Obligations [Line Items]
2014	$ 91
2015	89
2016	14
Total	194
Less amounts representing interest	(6)
Future payments on capital leases	188
Less current portion	85	77
Long term portion	$ 103	$ 179